Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 120,665	748,680	456,162	212,881
Adjustments to reconcile net income to net cash from operating activities:
Depreciation of property and equipment	5,655	35,084	25,548	14,301
Amortization of intangible assets	976	6,053	6,250	10,203
Loss on disposal of property and equipment	26	163	90	73
Provision for doubtful accounts	7	42	251	790
Share-based compensation	9,133	56,666	25,608	29,142
Deferred income taxes	860	5,334	3,327	5,801
Changes in operating assets and liabilities:
Accounts receivable	(43,681)	(271,025)	(139,901)	(123,759)
Prepaid expenses and other current assets	(9,755)	(60,528)	(855)	13,045
Other non-current assets	(2,085)	(12,936)	(6,149)	0
Accrued expenses and other payables	32,463	201,421	97,803	63,816
Advance from customers	6,477	40,190	2,340	0
Deferred revenue	36,353	225,557	118,848	52,931
Income tax payable	8,793	54,559	(8,469)	(5,651)
Due to related parties	(86)	(534)	567	(4,655)
Other liabilities	(803)	(4,983)	12,473	10,597
Net cash generated from operating activities	164,998	1,023,743	593,893	279,515
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(6,885)	(42,718)	(44,212)	(27,734)
Proceeds from disposal of property and equipment	175	1,084	535	0
Acquisition of intangible assets	(17)	(108)	(2,266)	0
Purchase of term deposits	(347,381)	(2,155,360)	0	0
Maturity of term deposits	70,526	437,585	0	0
Net cash used in investing activities	(283,582)	(1,759,517)	(45,943)	(27,734)
CASH FLOWS FROM FINANCING ACTIVITIES
(Decrease)/increase in restricted cash	39,487	245,000	(245,000)	0
Proceeds from short-term debt	0	0	232,398	0
Repayment of short-term debt	(380)	(2,358)	(230,040)	0
Net proceeds from the initial public offering ("IPO") and follow-on offering of ADSs	97,344	603,980	863,200	0
Payments of offering cost for IPO	(1,934)	(11,998)	0	0
Payments for repurchase of common stock (Note 13)	(36,588)	(227,015)	(230,335)	0
Proceeds from exercise of share options	6,413	39,787	0	0
Payments of dividends	0	0	(220,925)	(44,910)
Net cash (used in)/generated from financing activities	104,342	647,396	169,298	(44,910)
Effect of exchange rate changes on cash and cash equivalents	672	4,181	789	0
Net increase/(decrease) in cash and cash equivalents	(13,570)	(84,197)	718,037	206,871
Cash and cash equivalents at beginning of year	183,511	1,138,613	420,576	213,705
Cash and cash equivalents at end of year	169,941	1,054,416	1,138,613	420,576
Supplemental disclosures of cash flow information:
Income taxes paid	22,214	137,826	107,134	79,904
Payable for repurchase of common stock (Note 13)	0	0	227,015	0
Capitalized IPO costs included in accrued expenses and other payables	0	0	13,079	0
Purchase of fixed assets included in accrued expenses and other payables	$ 1,708	10,598	0	0